Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our chief executive officer (“CEO”) and Non-CEO named executive officers (“Non-CEO NEOs”) and Company performance for the fiscal years listed below.

					Value of Initial Fixed $100 Investment based on:(4)
Year	Summary Compensation Table Total for Edward B. Meyercord(1) ($)	Compensation Actually Paid to Edward B. Meyercord(1,2,3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1,2,3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Net Revenue ($ Millions)(5)
2025	11,977,619	19,583,849	3,473,180	4,621,243	413.44	235.20	(7.5)	1,140.1
2024	14,963,262	(12,164,272)	2,407,541	(3,597,689)	309.85	240.89	(86.0)	1,117.2
2023	16,132,678	52,660,443	4,328,505	6,503,978	600.15	214.79	78.1	1,312.5
2022	8,907,184	6,152,038	2,519,487	1,934,632	205.53	151.92	44.3	1,112.3
2021	5,569,901	17,733,987	2,189,124	4,964,042	257.14	152.85	1.9	1,009.4

(1)
Edward B. Meyercord was our CEO for each year presented. The individuals comprising the Non-CEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Remi Thomas	Remi Thomas	Kevin Rhodes	Kevin Rhodes	Kevin Rhodes
Joe Vitalone	Joe Vitalone	Joe Vitalone	Joe Vitalone	Katayoun ("Katy") Motiey
		Remi Thomas	Katayoun ("Katy") Motiey
Cristina Tate

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, Compensation—Stock Compensation. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Edward B. Meyercord ($)	Exclusion of Stock Awards for Edward B. Meyercord ($)	Inclusion of Equity Value for Edward B. Meyercord ($)	Compensation Actually Paid to Edward B. Meyercord ($)
2025	11,977,619	(11,116,724)	18,722,954	19,583,849

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non- CEO NEOs ($)
2025	3,473,180	(2,968,043)	4,116,106	4,621,243

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Edward B. Meyercord ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Edward B. Meyercord ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Edward B. Meyercord ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Edward B. Meyercord ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Edward B. Meyercord ($)	Total - Inclusion Equity Values for Edward B. Meyercord ($)
2025	14,194,739	3,861,801	—	666,414	—	18,722,954

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- CEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- CEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-CEO NEOs ($)
2025	3,216,727	449,235	—	450,144	—	4,116,106

Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions.

(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ US Benchmark Computer Hardware Total Return Index (“NASDAQ Computer Hardware Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended June 30, 2025. The comparison assumes $100 was invested for the period starting June 30, 2020, through the end of the listed year in the Company and in the NASDAQ Computer Hardware Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Net Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2025. Specifically, Net Revenue is used to evaluate CEO and Non-CEO NEO performance under the EIP, a short-term cash incentive plan that is funded based on the Company’s achievement of Revenue goals as well as Company EBITDA goals and Bookings ACV. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote
(1)
Edward B. Meyercord was our CEO for each year presented. The individuals comprising the Non-CEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Remi Thomas	Remi Thomas	Kevin Rhodes	Kevin Rhodes	Kevin Rhodes
Joe Vitalone	Joe Vitalone	Joe Vitalone	Joe Vitalone	Katayoun ("Katy") Motiey
		Remi Thomas	Katayoun ("Katy") Motiey
Cristina Tate

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ US Benchmark Computer Hardware Total Return Index (“NASDAQ Computer Hardware Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended June 30, 2025. The comparison assumes $100 was invested for the period starting June 30, 2020, through the end of the listed year in the Company and in the NASDAQ Computer Hardware Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 11,977,619	$ 14,963,262	$ 16,132,678	$ 8,907,184	$ 5,569,901
PEO Actually Paid Compensation Amount	$ 19,583,849	(12,164,272)	52,660,443	6,152,038	17,733,987
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, Compensation—Stock Compensation. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Edward B. Meyercord ($)	Exclusion of Stock Awards for Edward B. Meyercord ($)	Inclusion of Equity Value for Edward B. Meyercord ($)	Compensation Actually Paid to Edward B. Meyercord ($)
2025	11,977,619	(11,116,724)	18,722,954	19,583,849

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non- CEO NEOs ($)
2025	3,473,180	(2,968,043)	4,116,106	4,621,243

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Edward B. Meyercord ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Edward B. Meyercord ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Edward B. Meyercord ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Edward B. Meyercord ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Edward B. Meyercord ($)	Total - Inclusion Equity Values for Edward B. Meyercord ($)
2025	14,194,739	3,861,801	—	666,414	—	18,722,954

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- CEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- CEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-CEO NEOs ($)
2025	3,216,727	449,235	—	450,144	—	4,116,106

Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions.

Non-PEO NEO Average Total Compensation Amount	$ 3,473,180	2,407,541	4,328,505	2,519,487	2,189,124
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,621,243	(3,597,689)	6,503,978	1,934,632	4,964,042
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, Compensation—Stock Compensation. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Edward B. Meyercord ($)	Exclusion of Stock Awards for Edward B. Meyercord ($)	Inclusion of Equity Value for Edward B. Meyercord ($)	Compensation Actually Paid to Edward B. Meyercord ($)
2025	11,977,619	(11,116,724)	18,722,954	19,583,849

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non- CEO NEOs ($)
2025	3,473,180	(2,968,043)	4,116,106	4,621,243

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Edward B. Meyercord ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Edward B. Meyercord ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Edward B. Meyercord ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Edward B. Meyercord ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Edward B. Meyercord ($)	Total - Inclusion Equity Values for Edward B. Meyercord ($)
2025	14,194,739	3,861,801	—	666,414	—	18,722,954

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- CEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- CEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-CEO NEOs ($)
2025	3,216,727	449,235	—	450,144	—	4,116,106

Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years for the Company, and the NASDAQ Computer Hardware Index TSR over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually paid to our non-CEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Net Revenue

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Net Revenue during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the five most recently completed fiscal years to that of the NASDAQ Computer Hardware Index over the same period.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our CEO and Non-CEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Bookings ACV
EBITDA
Net Revenue
Relative Total Shareholder Return
Stock Price

Total Shareholder Return Amount	$ 413.44	309.85	600.15	205.53	257.14
Peer Group Total Shareholder Return Amount	235.2	240.89	214.79	151.92	152.85
Net Income (Loss)	$ (7,500,000)	$ (86,000,000)	$ 78,100,000	$ 44,300,000	$ 1,900,000
Company Selected Measure Amount	1,140,100,000	1,117,200,000	1,312,500,000	1,112,300,000	1,009,400,000
PEO Name	Edward B. Meyercord	Edward B. Meyercord	Edward B. Meyercord	Edward B. Meyercord	Edward B. Meyercord
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown
Measure:: 1
Pay vs Performance Disclosure
Name	Bookings ACV
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,116,724)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,722,954
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,194,739
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,861,801
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	666,414
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,968,043)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,116,106
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,216,727
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	449,235
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 450,144